Income Taxes (Tables)	12 Months Ended
Sep. 25, 2021
Income Tax Disclosure [Abstract]
Summary of reconciliation of the expected U.S. federal income tax rate to the effective tax rate
The following is a reconciliation of the expected U.S. Federal income tax rate to the effective tax rate for the year ended September 25, 2021 (dollars in thousands):

	Amount	Percent
Loss before income tax	$(122,314)
Tax on pre-tax loss	(25,686)	21.00
Loss not subject to tax	26,575	(21.73)
Foreign rate differential	233	(0.19)
Decrease in valuation allowance	(993)	0.81
Other	(129)	0.11

Total income tax	$—	—

Summary of the significant components of the company's net deferred tax assets
The following is a summary of the significant components of the Company’s net deferred tax assets as of September 25, 2021 and September 26, 2020 (in thousands):

	Year Ended
	September 25, 2021	September 26, 2020
Deferred tax assets:
Non-capital loss carry-forward	$11,265	$11,794
R&D credits and deductible expenditures	1,993	1,696
Fixed assets	37	—
Other	1	1

Gross deferred tax assets	13,296	13,491
Deferred tax liabilities:
R&D credits and deductible expenditures	(688)	(600)
Fixed assets	—	(17)

Gross deferred tax liabilities	(688)	(617)

Total deferred tax assets and liabilities	12,608	12,874

Valuation allowance	(12,608)	(12,874)

Net deferred tax assets	$—	$—